HARTFORD LIFE INSURANCE COMPANY DC VARIABLE ACCOUNT I

33-19947	HV-1009 - Group Variable Annuity Contracts

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO

33-19949	HV-1009 - Group Variable Annuity Contracts
33-19943	HV-1531 - NQ Variable Account
33-19946	HV-1524 - Group Variable Annuity Contracts
33-19948	HV-1008 - Variable Account QP
33-59541	HV-2025 - Group Variable Annuity Contracts

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042	HV-3572 - PremierSolutions State of Connecticut
333-72042	HV-3573 - PremierSolutions Chicago Public Schools
333-72042	HV-4899 - PremierSolutions New Jersey Institutions of Higher Education
333-72042	HV-3574 - PremierSolutions Standard
333-72042	HV-5244 - PremierSolutions Standard (Series II)
333-72042	HV-5795 - PremierSolutions Standard (Series A)
333-72042	HV-6779 - PremierSolutions Standard (Series A-II)
333-72042	HV-5776 - PremierSolutions Cornerstone
333-72042	HV-6775 - PremierSolutions Cornerstone (Series II)
333-72042	HV-7969 - State of Iowa Retirement Investors Club 403(b)
333-145655	HV-3739 - Group Variable Annuity Contracts
333-151805	HV-6776 - Premier Innovations(SM)
333-151805	HV-6778 - Premier Innovations(SM) (Series II)
333-151805	HV-6777 - Hartford 403(b) Cornerstone Innovations(SM)

Prospectus Supplement Dated September 5, 2012

This Supplement updates certain information contained in the following prospectuses, as they may have been subsequently supplemented, for products issued by Hartford Life Insurance Company:

HV-1009 - Group Variable Annuity Contracts, dated May 1, 2012

HV-1531 - NQ Variable Account, dated May 1, 2012

HV-1524 - Group Variable Annuity Contracts, dated May 1, 2012

HV-1008 - Variable Account QP, dated May 1, 2012

HV-2025 - Group Variable Annuity Contracts, dated May 1, 2012

HV-3572 - PremierSolutions State of Connecticut, dated May 1, 2012

HV-3573 - PremierSolutions Chicago Public Schools, dated May 1, 2012

HV-4899 - PremierSolutions New Jersey Institutions of Higher Education, dated May 1, 2012

HV-3574 - PremierSolutions Standard, dated May 1, 2012

HV-5244 - PremierSolutions Standard (Series II), dated May 1, 2012

HV-5795 - PremierSolutions Standard (Series A), dated May 1, 2012

HV-6779 - PremierSolutions Standard (Series A-II), dated May 1, 2012

HV-5776 - PremierSolutions Cornerstone, dated May 1, 2012

HV-6775 - PremierSolutions Cornerstone (Series II), dated May 1, 2012

HV-7969 - State of Iowa Retirement Investors Club 403(b), dated May 1, 2012

HV-3739 - Group Variable Annuity Contracts, dated May 1, 2012

HV-6776 - Premier Innovations(SM), dated May 1, 2012

HV-6778 - Premier Innovations(SM) (Series II), dated May 1, 2012

HV-6777 - Hartford 403(b) Cornerstone Innovations(SM), dated May 1, 2012

Please read this Supplement carefully.  You should attach this Supplement to the applicable product prospectus referred to above and retain it for future reference.

On September 4, 2012, Hartford Life, Inc., an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc., agreed to sell (the “Sale”) its retirement plans business to Massachusetts Mutual Life Insurance Company (“Buyer”). Buyer is a leading insurance and financial services company. As part of the Sale, Buyer has agreed to reinsure the obligations of Hartford Life Insurance Company under the group variable annuity contracts described in this prospectus (the “Contracts”) and to provide administration for the Contracts. Additionally as part of the Sale, MML Distributors, LLC, an affiliate of Buyer, will replace Hartford Securities Distribution Company, Inc. as the principal underwriter for the Contracts. The closing of the Sale is subject to regulatory approvals, and the satisfaction of other customary conditions.